SCHEDULE OF WARRANTS ACTIVITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Warrants
Warrants Issued, Warrants outstanding, beginning balance	161,500	199,000
Weighted-Average Exercise Price, Warrants outstanding, beginning balance	$ 1.09	$ 1.07
Warrants Issued, Granted
Weighted-Average Exercise Price, Granted
Warrants Issued, Canceled	(11,500)	(12,500)
Weighted-Average Exercise Price, Canceled	$ 1.00	$ 1.00
Warrants Issued, Exercised		(25,000)
Weighted-Average Exercise Price, Exercised		$ 1.00
Warrants Issued, Warrants outstanding, ending balance	150,000	161,500
Weighted-Average Exercise Price, Warrants outstanding, ending balance	$ 1.10	$ 1.09